Document And Entity Information	May 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2025
Entity Registrant Name	Coya Therapeutics, Inc.
Entity Central Index Key	0001835022
Entity Emerging Growth Company	true
Entity File Number	001-41583
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-4017781
Entity Address, Address Line One	5850 San Felipe St., Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057
City Area Code	800
Local Phone Number	587-8170
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	COYA
Security Exchange Name	NASDAQ